Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions
Summary of balances and transactions with the related parties

(in thousands)	2023		2022
	Anapass	Kyeongho Lee	Anapass	Kyeongho Lee
Borrowings	$10,082	$1,474	$10,257	$1,690
Other current liabilities	212	182	11	150
Interest expense	548	110	389	140